Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization and Description of Business
8. Related Party Transactions

5. Related Party Transactions

(a)

During the three months ended March 31, 2022 and 2021, the Company incurred approximately $43,000 and $40,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of March 31, 2022 and December 31, 2021, the Company owed approximately $9,000 to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the three months ended March 31, 2022 and 2021, the Company incurred approximately $0 and $0, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of March 31, 2022 and December 31, 2021, the amounts owed to this related-party vendor were approximately $14,000.

(c)

During the three months ended March 31, 2022 and 2021, the Company recorded approximately $0 and $4,000, respectively, to the VP and General Manager for rent and other office expenses. As of March 31, 2022 and December 31, 2021, the amounts owed to the VP and General Manager were $0.

8. Related Party Transactions

(a)

During the years ended December 31, 2021 and 2020, the Company incurred approximately $147,000 and $142,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of December 31, 2021 and 2020, the Company owed approximately $9,000 and $9,000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the years ended December 31, 2021 and 2020, the Company incurred approximately $0 and $64,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of December 31, 2021 and 2020, the amounts owed to this related-party vendor were approximately $14,000 and $12,000 respectively.

(c)

During the years ended December 31, 2021 and 2020, the Company issued 4,608,173 and 26,828,800 shares of common stock for the conversion of $24729 and $67,073, respectively of accrued expenses owed to the CEO and VP of Operations.

(d)	During the year ended December 31, 2021 and 2020, the Company recorded approximately $8,000 and $8,000, respectively to the VP and General Manager for rent and other office expenses.